Related Party Transactions (Schedule of related Party Transactions) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue—Non-Regulated	$ 3,060	$ 3,627	$ 3,078	$ 2,852	$ 2,770	$ 3,036	$ 2,700	$ 2,635	$ 12,617	$ 11,141	$ 9,660
Interest expense									1,117	911	1,038
Related Party
Related Party Transaction [Line Items]
Interest Income									10	12	20
Interest expense									95	88	131
Related Party | Nonrecourse Debt Type [Domain] | Mong Duong Finance Holdings B.V._Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities	$ 1,000								1,000
Electricity, Generation [Member]
Related Party Transaction [Line Items]
Revenue—Non-Regulated									9,079	8,273	6,999
Electricity, Generation [Member] | Related Party
Related Party Transaction [Line Items]
Revenue—Non-Regulated									1,093	1,159	1,506
Cost of Sales—Non-Regulated									$ 352	$ 324	$ 504